Document and Entity Information	Aug. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2021
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	651-4400
Entity Information, Former Legal or Registered Name	PQ Group Holdings Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001708035
Current Fiscal Year End Date	--12-31